Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 39.73
Total Fee Amount	39.73
Total Transaction Valuation	259,475.74
Total Offset Amount	0.00
Net Fee	$ 0.00